Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,
	2011	2012
Marketing and professional services	$772	$1,369
Taxes other than income taxes	681	998
Interest payable	596	990
Other	14	1,437

	$2,063	$4,794